OTHER ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2018
OTHER ASSETS AND LIABILITIES
OTHER ASSETS AND LIABILITIES
OTHER ASSETS AND LIABILITIES
Other assets consisted of the following items as of December 31:

	2018	2017
Other non-current assets
Customer acquisition costs (see Note 3)	83	—
Non-current income tax advances (see Note 9)	32	28
Other financial assets	58	34
Advances to suppliers	11	17
Deferred costs related to connection fees	6	7
Indemnification assets	3	177
Total other non-current assets	193	263

Other current assets
Advances to suppliers	151	162
Input value added tax	149	181
Current income tax assets (see Note 9)	112	230
Prepaid taxes	39	31
Deferred costs related to connection fees	8	12
Other assets	20	32
Total other current assets	479	648

Other liabilities consisted of the following items as of December 31:

	2018	2017
Other non-current liabilities
Long-term deferred revenue (see Note 3)	10	12
Pensions and other post-employment benefits	29	54
Other liabilities	14	17
Total other non-current liabilities	53	83

Other current liabilities
Short-term deferred revenue (see Note 3)	151	146
Customer advances	200	228
Customer deposits	192	189
Current income tax payables (see Note 9)	32	48
Other taxes payable	352	427
Other payments to authorities	86	91
Due to employees	198	173
Other liabilities	79	99
Total other current liabilities	1,290	1,401